Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shared authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,105,155	1,105,155	1,816,289
Preferred stock, shares outstanding	1,105,155	1,105,155	1,816,289
Preferred stock, dividends (in dollars)	$ 427	$ 347	$ 436
Preferred Stock, Liquidation preference (in dollars)	$ 8,824	$ 8,758	$ 10,652
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shared authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,300,439	9,300,439	8,182,791
Common stock, shares outstanding	9,146,556	9,146,556	8,028,908
Treasury stock, shares	153,883	153,883	153,883